SunAmerica Select Dividend Growth Portfolio
SunAmerica Select Dividend Growth Portfolio
INVESTMENT GOALS
The investment goals of the SunAmerica Select Dividend Growth Portfolio (the “Portfolio”) are capital appreciation, and secondarily, current income.
FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on pages 7-9 of the Portfolio’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page B-43 of the Portfolio’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SunAmerica Select Dividend Growth Portfolio (USD $)		SunAmerica Select Dividend Growth Portfolio A Shares	SunAmerica Select Dividend Growth Portfolio C Shares	SunAmerica Select Dividend Growth Portfolio W Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Maximum Account Fee		none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 7-9 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SunAmerica Select Dividend Growth Portfolio		SunAmerica Select Dividend Growth Portfolio A Shares	SunAmerica Select Dividend Growth Portfolio C Shares	SunAmerica Select Dividend Growth Portfolio W Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.35%	1.00%
Other Expenses	[1]	0.53%	4.01%	11.87%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement		1.63%	5.76%	12.62%
Fee Waiver and/or Expense Reimbursement	[2][3]		3.39%	11.10%
Total Annual Fund Operating Expense After Fee Waiver and/or Expense Reimbursement	[2][3]	1.63%	2.37%	1.52%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica" or the "Adviser") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 1.52% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business. This Agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the Independent Directors.
[3]	Any waivers or reimbursements made by SunAmerica with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waiver or reimbursement occurred.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example SunAmerica Select Dividend Growth Portfolio (USD $)	1 Year	3 Years
SunAmerica Select Dividend Growth Portfolio A Shares	731	1,060
SunAmerica Select Dividend Growth Portfolio C Shares	340	739
SunAmerica Select Dividend Growth Portfolio W Shares	155	480

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption SunAmerica Select Dividend Growth Portfolio (USD $)	1 Year	3 Years
SunAmerica Select Dividend Growth Portfolio A Shares	731	1,060
SunAmerica Select Dividend Growth Portfolio C Shares	240	739
SunAmerica Select Dividend Growth Portfolio W Shares	155	480

PORTFOLIO TURNOVER:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the period from May 2, 2014 (commencement of operations) to October 31, 2014, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO

The Portfolio’s principal investment strategies are value and growth and the Portfolio employs a blended approach of selecting stocks for the Portfolio based on both value and growth criteria, as further described below. The value oriented philosophy to which the Portfolio partly subscribes is that of investing in securities believed to be undervalued in the market, including by evaluating selection criteria relating to profitability and valuation. This selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that have generally been overlooked by the market. The growth oriented philosophy to which the Portfolio partly subscribes is that of investing in securities believed to offer the potential for long-term growth, including by evaluating selection criteria relating to historical dividend growth.

The principal investment technique of the Portfolio is to employ a “buy and hold” strategy with up to forty dividend paying equity securities selected annually from the Russell 1000® Index. At least 80% of the Portfolio’s net assets, plus any borrowing for investment purposes, will be invested in dividend paying equity securities.

The Portfolio will select up to forty dividend paying stocks that the portfolio managers believe demonstrate the potential for long-term dividend growth, and which will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. These stocks will be selected from the Russell 1000 Index and the selection criteria will generally include dividend growth as well as a combination of factors that relate to profitability and valuation. Certain stocks in the Russell 1000 Index may be excluded as a result of liquidity screens applied during the selection process. While the securities selection process will take place on an annual basis, the portfolio managers may, however, from time to time, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancing, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Portfolio’s holdings, or when the size of the Portfolio’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Portfolio, each in the discretion of the portfolio managers.

The annual consideration of the stocks that meet the selection criteria will take place on or about August 1 each year, with the first annual consideration following the initial selection to occur on or about August 1, 2015. Immediately after the Portfolio buys and sells stock in connection with the Portfolio’s annual rebalancing, it will hold approximately an equal value of each of the forty stocks. In other words, the Portfolio will invest about 1/40 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the adviser will generally invest additional funds in the pre-selected stocks based on each stock’s respective percentage of the Portfolio’s assets at the time.

The Portfolio employs a strategy to hold stocks between its annual rebalancing dates, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Portfolio, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategies and principal investment techniques of the Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There can be no assurance that the Portfolio’s investment goals will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio:

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of “growth” stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which growth stocks in general have fallen. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives for hedging purposes), the Portfolio may be more susceptible to general market declines than other mutual funds.

PERFORMANCE INFORMATION

The Portfolio has not been in operation for a full calendar year. As a result, no performance information is available. Updated performance information can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850 ext. 6003.